ACQUISITIONS AND DIVESTITURES - Schedule of Statement of Operations Related to Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended		24 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on classification as held for sale before income taxes	$ 10,200		$ 115,100
Income (loss) from discontinued operations, net of income taxes		$ (6,051)
Fresh Vegetables [Member] | Discontinued Operations, Held-for-Sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, net	244,993	290,290
Cost of sales	(225,587)	(261,530)
Gross profit	19,406	28,760
Selling, marketing, general and administrative expenses	(10,626)	(11,517)
Transaction and other operating costs	(123)	(455)
Disposal Group, Including Discontinued Operation, Loss/Gain on asset sale	0	(221)
Operating income from discontinued operations	8,657	16,567
Other income, net	499	9
Net interest income (expense)1	39	(1,437)
Income from discontinued operations before income taxes	9,195	15,139
Loss on classification as held for sale before income taxes	(10,214)	0
Total (loss) income from discontinued operations before income taxes	(1,019)	15,139
Income tax benefit (expense)	784	(21,281)
Loss from discontinued operations attributable to noncontrolling interests	265	91
Income (loss) from discontinued operations, net of income taxes	$ 30	$ (6,051)